Rule 497(e)
                                                            File Nos. 333-80205
                                                                      811-09381


                       PAYPAL MONEY MARKET RESERVE FUND

                   Supplement dated January 23, 2002 to the
       PayPal Money Market Reserve Fund Prospectus dated April 27, 2001


IMPORTANT NOTICE TO SHAREHOLDERS:

Subject only to ratification by the Fund's Trustees, the PayPal Money Market Reserve Fund will change its name to the PAYPAL MONEY MARKET FUND. The change will be effective January 22, 2002.

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                                                                    Rule 497(e)
                                                            File Nos. 333-80205
                                                                      811-09381

                       PAYPAL MONEY MARKET RESERVE FUND

                   Supplement dated January 23, 2002 to the
     PayPal Money Market Reserve Fund Statement of Additional Information
                             dated April 27, 2001


IMPORTANT NOTICE TO SHAREHOLDERS:

Subject only to ratification by the Fund's Trustees, the PayPal Money Market Reserve Fund will change its name to the PAYPAL MONEY MARKET FUND. The change will be effective January 22, 2002.